Foreclosed Assets - Additional (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Apr. 30, 2024	Jun. 30, 2023
Foreclosed Assets
Foreclosure on collateral supporting a construction loan	$ 1,400,000		$ 2,300,000	$ 1,400,000	$ 2,300,000
Independent valuation on foreclosed assets				$ 2,100,000
Provision for valuation allowance on foreclosed assets, net	$ 937,100	$ 0	$ 937,100